Other financial assets	12 Months Ended
Dec. 31, 2017
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Other financial assets

15. Other financial assets

All figures in £ millions	2017	2016
At beginning of year	65	143
Exchange differences	(4)	8
Acquisition of investments	3	6
Fair value movements	13	—
Disposal of investments	—	(92)

At end of year	77	65

Other financial assets comprise unlisted securities of £77m (2016: £65m).